DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	Assets		Liabilities		Net
	2025 US$’000	2024 US$’000	2025 US$’000	2024 US$’000	2025 US$’000	2024 US$’000
Property, plant and equipment	601	224	-	-	601	224
Intangible assets	-	-	(4,140)	(3,001)	(4,140)	(3,001)
Inventories	679	776	-	-	679	776
Provisions	1,424	1,414	-	-	1,424	1,414
Tax value of loss carry-forwards	1,025	1,026	-	-	1,025	1,026
Other items	195	113	(527)	(1,560)	(332)	(1,447)

Deferred tax assets/(liabilities)	3,924	3,553	(4,667)	(4,561)	(743)	(1,008)

Schedule of Unrecognised Deferred Tax Liabilities
	Balance January 1, 2025	Recognised in income	Recognised in discontinued operations	Balance December 31, 2025
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	224	377	-	601
Intangible assets	(3,001)	(1,139)	-	(4,140)
Inventories	776	(97)	-	679
Provisions	1,414	10	-	1,424
Tax value of loss carry-forwards	1,026	(1)	-	1,025
Other items	(1,447)	1,115	-	(332)

	(1,008)	265	-	(743)

	Balance January 1, 2024	Recognised in income	Recognised in discontinued operations	Balance December 31, 2024
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	168	56	-	224
Intangible assets	(931)	(2,070)	-	(3,001)
Inventories	105	671	-	776
Provisions	558	856	-	1,414
Tax value of loss carry-forwards	1,030	(4)	-	1,026
Other items	(1,255)	(192)	-	(1,447)

	(325)	(683)	-	(1,008)

Schedule of Unrecognised Deferred Tax Assets
	December 31, 2025	December 31, 2024
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	181,136	180,810
US alternative minimum tax credits	1,791	1,791
Other temporary timing differences	19,246	19,246

	210,466	210,140